SHORT-TERM INVESTMENTS (Details Narrative)	Feb. 28, 2023 CAD ($)
IfrsStatementLineItems [Line Items]
Accumulated interest	$ 28,636,414
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Accumulated interest rate	4.70%
Top of range [member]
IfrsStatementLineItems [Line Items]
Accumulated interest rate	5.30%